Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 197,282	$ 308,491
Short-term investment	0	19,588
Accounts and notes receivable, net	84,287	111,302
Other receivables	25,350	36,310
Inventories	46,089	82,735
Prepaid expenses and other current assets	109,230	94,204
McDonald’s Corporation’s indemnification for contingencies	2,324	407
Total current assets	464,562	653,037
Non-current assets
Miscellaneous	99,049	98,291
Collateral deposits	2,500	2,500
Property and equipment, net	856,192	890,736
Net intangible assets and goodwill	41,021	47,729
Deferred income taxes	58,334	74,299
Derivative instruments	54,735	35,069
McDonald’s Corporation’s indemnification for contingencies	1,646	2,082
Total non-current assets	1,113,477	1,150,706
Total assets	1,578,039	1,803,743
Current liabilities
Accounts payable	242,455	303,452
Royalties payable to McDonald’s Corporation	14,576	13,729
Income taxes payable	53,843	54,592
Other taxes payable	61,006	82,326
Accrued payroll and other liabilities	94,166	119,088
Provision for contingencies	2,436	2,529
Interest payable	9,951	9,986
Short-term debt	356	0
Current portion of long-term debt	3,836	4,359
Derivative instruments	10,687	15,522
Total current liabilities	493,312	605,583
Non-current liabilities
Accrued payroll and other liabilities	35,322	29,366
Provision for contingencies	26,073	25,427
Long-term debt, excluding current portion	626,424	629,142
Derivative instruments	3,192	7,506
Deferred income taxes	957	10,577
Total non-current liabilities	691,968	702,018
Total liabilities	1,185,280	1,307,601
Equity
Additional paid-in capital	14,850	14,216
Retained earnings	413,074	401,134
Accumulated other comprehensive losses	(502,266)	(429,347)
Common stock in treasury	(46,035)	0
Total Arcos Dorados Holdings Inc. shareholders’ equity	392,383	495,650
Non-controlling interests in subsidiaries	376	492
Total equity	392,759	496,142
Total liabilities and equity	1,578,039	1,803,743
Class A
Equity
Common stock	379,845	376,732
Class B
Equity
Common stock	$ 132,915	$ 132,915